Cover	Aug. 11, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	Latch, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39688
Entity Tax Identification Number	85-3087759
Entity Address, Address Line One	508 West 26th Street, Suite 6G
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	917
Local Phone Number	338-3915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001826000
Common stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LTCH
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	LTCHW
Security Exchange Name	NASDAQ